Form N-1A Cover	Nov. 12, 2025
Prospectus [Line Items]
Document Type	485BPOS
Document Creation Date	Nov. 12, 2025
Amendment Flag	false
Registrant Name	Unified Series Trust
Document Effective Date	Nov. 12, 2025
Entity Central Index Key	0001199046
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Prospectus Date	Nov. 12, 2025